UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hans S. Wiemann
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Hans S. Wiemann, Springfield, MA, February 15, 2013

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 67
Form 13F Information Table Value Total: $548,222


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1151C101    32316   485949 SH       Sole                   476424              9525
AECOM TECH                     COM              00766T100     2380   100000 SH       Sole                   100000
ALCO STORES                    COM              264142100     1523   161700 SH       Sole                   161700
AMER EXPRESS                   COM              025816109    29948   521009 SH       Sole                   509459             11550
AMERISOURCEBERGEN              COM              03073E105     2850    66000 SH       Sole                    66000
ANADARKO PETROL                COM              032511107     1672    22500 SH       Sole                    22500
ANSYS INC                      COM              03662Q105     9428   140000 SH       Sole                   139400               600
AVALONBAY COMM                 COM              053484101     1695    12500 SH       Sole                    12500
BANK OF AMERICA                COM              060505104    17361  1495318 SH       Sole                  1469787             25531
BERKSHIRE HATH A               COM              084670108      268        2 SH       Sole                        2
BERKSHIRE HATH B               COM              084670702    58370   650729 SH       Sole                   639479             11250
BOSTON PROPRT                  COM              101121101     2148    20300 SH       Sole                    20300
CA INC                         COM              12673p105     3297   150000 SH       Sole                   150000
CACI INTL                      COM              127190304     1596    29000 SH       Sole                    29000
CHUBB CORP                     COM              171232101     3766    50000 SH       Sole                    50000
COCA COLA                      COM              191216100    13137   362400 SH       Sole                   356650              5750
COGNIZANT TECH                 COM              192446102     5563    75300 SH       Sole                    75300
CONOCOPHILLIPS                 COM              20825c104    15342   264571 SH       Sole                   259321              5250
CSX CORPORATION                COM              126408103     1777    90050 SH       Sole                    90050
DENBURY RESRCES                COM              247916208     3078   190000 SH       Sole                   190000
DRESSER-RAND GRP               COM              261608103     3032    54000 SH       Sole                    54000
DUN & BRADSTREET               COM              26483E100    18055   229555 SH       Sole                   227205              2350
EBAY INC                       COM              278642103    25026   490734 SH       Sole                   484984              5750
EQUITY RESIDENTL               COM              29476L107      805    14200 SH       Sole                    14200
FEDERAL REALTY                 COM              313747206     1664    16000 SH       Sole                    16000
FLUOR CORP                     COM              343412102     5621    95700 SH       Sole                    95700
FOSTER WHEELER                 COM              H27178104     1946    80000 SH       Sole                    80000
GARTNER INC                    COM              366651107     9759   212070 SH       Sole                   208145              3925
GENERAL ELECTRIC               COM              369604103    22534  1073553 SH       Sole                  1052453             21100
GENERAL MOTORS                 COM              37045V100    23285   807649 SH       Sole                   794499             13150
GOLDMAN SACHS                  COM              38141g104     3058    23975 SH       Sole                    23575               400
GP STRATEGIES                  COM              36225V104     3614   175000 SH       Sole                   175000
H&R BLOCK                      COM              093671105     1443    77700 SH       Sole                    74400              3300
HALLIBURTON CO                 COM              406216101    12957   373500 SH       Sole                   369350              4150
HARRIS CORP                    COM              413875105     2982    60900 SH       Sole                    60900
HEALTH CARE REIT               COM              42217K106     1839    30000 SH       Sole                    30000
INGERSOLL-RAND                 COM              g47791101    19835   413571 SH       Sole                   404321              9250
ITT EDUCATNL SVC               COM              45068B109      865    50000 SH       Sole                    50000
JOHNSON & JOHNSN               COM              478160104    18699   266748 SH       Sole                   260910              5838
JOHNSON CONTROLS               COM              478366107     1683    54875 SH       Sole                    54875
JP MORGAN CHASE                COM              46625H100    10804   245725 SH       Sole                   241100              4625
LINEAR TECH                    COM              535678106     3627   105756 SH       Sole                   105756
MANTECH INTL                   COM              564563104     2075    80000 SH       Sole                    80000
MARINE PRODUCTS                COM              568427108     1908   333500 SH       Sole                   333500
MASTERCARD INC                 COM              57636Q104    16895    34390 SH       Sole                    33765               625
MCKESSON CORP                  COM              58155Q103     2812    29000 SH       Sole                    29000
MEDTRONIC INC                  COM              585055106     4102   100000 SH       Sole                   100000
METLIFE INC                    COM              59156R108     4365   132500 SH       Sole                   132500
MICROSOFT                      COM              594918104     8419   315200 SH       Sole                   315200
MORNINGSTAR                    COM              617700109     3662    58282 SH       Sole                    58282
NEWFIELD EXPL                  COM              651290108     1353    50510 SH       Sole                    50510
OMEGA FLEX                     COM              682095104     4681   378730 SH       Sole                   370305              8425
PACCAR INC                     COM              693718108     3450    76300 SH       Sole                    76300
PATTERSON COS                  COM              703395103    10893   318225 SH       Sole                   311550              6675
PHH CORP                       COM              693320202     1130    49680 SH       Sole                    49170               510
PHILLIPS 66                    COM              718546104     6856   129111 SH       Sole                   126486              2625
RANGE RESOURCES                COM              75281A109     1382    22000 SH       Sole                    22000
RAYTHEON                       COM              755111507    13970   242710 SH       Sole                   240810              1900
SM ENERGY                      COM              78454L100     2939    56300 SH       Sole                    56300
STRYKER CORP                   COM              863667101     4336    79100 SH       Sole                    79100
TAUBMAN CENTERS                COM              876664103     1732    22000 SH       Sole                    22000
THOR INDUSTRIES                COM              885160101     6333   169200 SH       Sole                   169200
UDR INC                        COM              902653104      640    26900 SH       Sole                    26900
US BANCORP                     COM              902973304    10845   339550 SH       Sole                   332550              7000
VARIAN MEDICAL                 COM              92220p105     5268    75000 SH       Sole                    75000
WELLS FARGO                    COM              949746101    26229   767373 SH       Sole                   757118             10255
WHITING PETROL                 COM              966387102     1301    30000 SH       Sole                    30000